Investment Risks	Oct. 30, 2026
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Bond ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | SecuritizedDebtSecuritiesExposureMember
Prospectus Line Items
Risk [Text Block]	Securitized Debt Securities Exposure. Securitized debt securities are dependent on the cash flows generated by the underlying assets and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the loans or other receivables or the entities providing credit support.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Investment Grade Securitized ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. CLO tranches can experience substantial losses due to actual and anticipated defaults, as well as aversion to CLO securities as a class. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Limited Term Bond ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Total Bond ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | ForeignCurrencyTransactionsMember
Prospectus Line Items
Risk [Text Block]	Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund's exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | InflationProtectedDebtExposureMember
Prospectus Line Items
Risk [Text Block]	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | ImpairmentOfCollateralMember
Prospectus Line Items
Risk [Text Block]	Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | ContingentConvertibleSecuritiesRiskMember
Prospectus Line Items
Risk [Text Block]	Contingent Convertible Securities Risk. Contingent convertible securities have unique equity conversion or principal write-down features that involve additional risks, which may include cancellation of interest payments by the issuer or a regulatory authority; subordination to other creditors due to either a liquidation or other bankruptcy-related event or a conversion of the security from debt to equity; and a write-down of the security's principal amount.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. CLO tranches can experience substantial losses due to actual and anticipated defaults, as well as aversion to CLO securities as a class. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityTacticalBondETF-PRO | Fidelity Tactical Bond ETF | FloatingRateLoanLiquidityMember
Prospectus Line Items
Risk [Text Block]	Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | FinancialServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityLowDurationBondETF-PRO | Fidelity Low Duration Bond ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its benchmark index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | RulesBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's benchmark index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
FidelitySystematicMunicipalBondIndexETF-PRO | Fidelity Systematic Municipal Bond Index ETF | MunicipalMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | CloManagerRiskMember
Prospectus Line Items
Risk [Text Block]	CLO Manager Risk. The CLOs in which the fund invests are managed by investment advisers independent of the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans or bonds within a CLO. CLO managers may have limited operating histories and may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the fund invests.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | CollateralizedLoanObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	Collateralized Loan Obligations Risk. The risks of investing in a CLO can be generally summarized as a combination of economic risks of the underlying loans and the risks associated with the CLO structure governing the priority of payments. The risks of investing in CLOs depend largely on the type of the collateral securities and the tranche of the CLO. In stressed market conditions, it is possible that even senior CLO debt tranches, such as those in which the fund will invest, could experience losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO securities as an asset class. While the fund invests principally in CLO tranches that are rated AAA, such ratings do not constitute a guarantee of credit quality and may be downgraded. To the extent that the fund invests in CLO tranches rated below AAA, the risks of investing in CLOs will be greater. To the extent that the fund invests in unrated CLO tranches, the fund's ability to achieve its investment objective will be more dependent on the Adviser's credit analysis than would be the case when the fund invests in rated CLO tranches. The Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value due to the absence of an active trading market. Additionally, newly issued CLO securities purchased in the primary market typically experience delayed or extended settlement periods, possibly longer than seven days. In the period following a purchase of CLO securities in the primary market and prior to settlement, these CLO securities may be considered less liquid than similar CLOs available in the secondary market. In such circumstances the fund bears a risk of loss if the value of the CLO declines before the settlement date or if the fund is required to sell the CLO security prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity. The proceeds from the sale of CLO securities may not be readily available to make additional investments or to meet the fund's redemption obligations.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | ForeignCurrencyTransactionsMember
Prospectus Line Items
Risk [Text Block]	Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund's exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | ImpairmentOfCollateralMember
Prospectus Line Items
Risk [Text Block]	Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | FloatingRateLoanLiquidityMember
Prospectus Line Items
Risk [Text Block]	Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
FidelityAAACLOETF-PRO | Fidelity AAA CLO ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | FinancialServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of the fund and its benchmark index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | USTreasuryObligationsMember
Prospectus Line Items
Risk [Text Block]	U.S. Treasury Obligations. U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | FactorBasedStrategyRiskMember
Prospectus Line Items
Risk [Text Block]	Factor-Based Strategy Risk. Although the fund's underlying index uses a rules-based proprietary index methodology that seeks to optimize the balance of certain risks, there is no guarantee that this methodology will be successful.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | FloatingRateNotesMember
Prospectus Line Items
Risk [Text Block]	Floating Rate Notes. Securities with floating interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate notes typically carry lower yields than fixed rate notes of the same maturity.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityLowDurationBondFactorETF-PRO | Fidelity Low Duration Bond Factor ETF | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's benchmark index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's benchmark index concentrates in the securities of issuers in a particular industry.
Document Type	485BPOS